Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Other cash flows (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other	[1]	$ 954	$ (330)	$ 1,706	$ 624	$ 3,582
Other investing cash inflows		$ 1,908	$ 700	$ 293	$ 2,607	$ 1,046

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.